Total
MP63 Fund
INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

EXPENSE EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you did not redeem your shares:

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3.95% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing at least 80% of its total assets in common stock of companies that offer direct investment plans (“DRIPs”). These are typically large-capitalization stocks with an emphasis on quality and diversity. The Fund is generally invested in a blend of value and growth styles and buying and selling decisions emphasize a long-term outlook and take into account the maintenance of a balance among the companies and industries represented. The companies in which the Fund principally invests are typically large capitalization stocks and are diversified across industries. However, the Fund may invest in companies of any size. The remaining assets in the Fund (up to 20%) may be held in cash or cash equivalents, or invested in other high quality stocks that the managers believe would be useful for diversification purposes.

The Fund portfolio is generally made up primarily of the 63 companies that were represented in the MP63 Stock Index, an index established in 1994 by an affiliate of the Advisor to track the performance of companies that offer dividend reinvestment plans. The MP63 Fund was established five years later in 1999, with a portfolio consisting of those 63 companies. From January 1, 1994 through May 22, 2017, which is the last day that the Index was actively maintained and updated, the MP 63 Index- achieved substantially greater returns than the other market indices. Please see Section 2--MP63 STOCK INDEX -- for a detailed description of the MP63 Stock Index and a comparison of the returns of the MP 63 Stock Index with other market indices over its history.

Under normal market conditions, the number of companies in which the Fund principally invests is approximately 63; however the number may be more or less depending on the portfolio managers’ assessment of the potential for future growth. Generally, each such company is allocated an amount of the total to be invested in the manner designed to reduce the impact of volatility by investing regularly and periodically rather than making lump-sum investments in larger amounts.   Dividends are reinvested in portfolio component companies, and not necessarily in the company that paid the dividend.

To facilitate this investment strategy, the Fund offers an Automatic Investment Plan and encourages shareholders to hold shares in the Fund for the long term. Fund holdings are periodically rebalanced to realize profits or losses, to minimize exposure to what the managers may believe are overvalued securities (and augment undervalued positions).

PRINCIPAL RISKS

The Fund is subject to the following principal investment risks:

General Risks

You could lose money investing in the Fund. When you sell Fund shares, they may be worth less than what you paid for them because the value of Fund investments vary from day-to-day, reflecting changes in overall market conditions and the conditions of individual securities held by the Fund.

Risks of Investing in Common Stocks

Common stock risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Large-Size Company Risks

Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Mid-Size Company Risks

Investing in medium-sized companies may involve greater risk than investing in larger companies. Medium-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies, and the price of their securities may therefore be more volatile.

Focused Portfolio Risks

The Fund principally invests its assets in the securities that offer direct investment plans (“DRIPs”). Accordingly, negative changes in those securities might result in a greater negative impact to the Fund than a fund that holds a larger array of securities.

PAST PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance). The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.mp63fund.com and by calling toll-free 1-877-MP63FUN (1-877-676-3386).

Year-By-Year Annual Returns (for calendar years ending on December 31)

During the periods covered in the bar chart, the highest return for a quarter was 17.94% (quarter ended June 30, 2009) and the lowest return for a quarter was -21.47% (quarter ended December 31, 2008). The Fund’s year-to-date return as of March 31, 2017 was 4.16%.

Average Annual Total Returns (for periods ending on December 31, 2016)

The S&P 500 is an American stock market index based on the market capitalizations of 500 large companies having common stock listed on the NYSE or NASDAQ.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).